Share Capital	6 Months Ended
Jun. 30, 2019
Share Capital [Abstract]
Share Capital
6.	SHARE CAPITAL

a)	Authorized:	unlimited number of common shares, no par

	Issued:	31,150,237 (December 31, 2018: 21,675,849)
Exercise prices of units, certain warrants and options are presented in Canadian currency when they are exercisable in Canadian dollars unless otherwise noted.
On March 21, 2019, Titan completed an offering of securities made pursuant to an agency agreement dated March 18, 2019 between the Company and Bloom Burton Securities Inc. (the “Agent”). The Company sold 8,455,882 Units under the Offering at a price of US $3.40 per Unit for gross proceeds of approximately $28,750,000 ($25,426,744 net of closing cost including cash commission of $2,012,500. Each Unit consisted of one Common Share of the Company and one Common Share purchase warrant, each warrant entitles the holder thereof to acquire one Common Share of the Company at an exercise price of US $4.00 and expiring March 21, 2024. The warrants were valued at $15,897,059 based on the value determined by the Black-Scholes model and the balance of $12,852,941 was allocated to common shares.
Pursuant to the agency agreement, in addition to the cash commission paid to the Agent, broker warrants were issued to the Agent which entitle the holder to purchase 591,911 Common Shares at a price of US $3.40 per share prior to expiry on March 21, 2021. The broker warrants were valued using the Black-Sholes model and the value of $864,190 was accounted for as an increase in the closing costs and allocated between the shares and the warrants.
During the quarter ended June 30, 2019 no warrants were exercised.
During the quarter ended March 31, 2019, 1,018,506 warrants were exercised for total proceeds of $3,259,219. The fair value of the exercised warrants was $3,742,824 which was reclassed from warrant liability to common stock.
On August 10, 2018 Titan Completed an offering of securities made pursuant to an agency agreement dated August 7, 2018 between the Company and Bloom Burton Securities Inc. (the “Agent”). The Company sold 7,679,574 Units under the Offering at a price of US $2.50 per Unit for gross proceeds of approximately $19,198,935 ($17,464,711 net of closing cost including cash commission of $1,343,925). Each Unit consisted of one Common Share of the Company and one Common Share purchase warrant, each warrant entitles the holder thereof to acquire one Common Share of the Company at an exercise price of US $3.20 and expiring August 10, 2023. The warrants were valued at $6,297,251 based on the value determined by the Black-Scholes model and the balance of $12,901,684 was allocated to common shares.
Pursuant to the agency agreement, in addition to the cash commission paid to the Agent, broker warrants were issued to the Agent which entitle the holder to purchase 537,570 Common Shares at a price of US $2.50 per share prior to expiry on August 10, 2020.
On June 19, 2018 a share consolidation of 30:1 was completed and the Company’s outstanding common shares were adjusted from 419,888,250 to 13,996,275. All references to the common shares, warrants and stock options, prior to June 20, 2018, have been updated in the notes to reflect the 1:30 reverse stock split.
On April 10, 2018 Titan completed an offering of securities made pursuant to an agency agreement dated April 3, 2018 between the Company and Bloom Burton Securities Inc. The Company sold 1,126,664 Units under the Offering at a price of CDN $9.00 per Unit for gross proceeds of approximately $8,035,941 ($7,211,320 net of closing costs including cash commission of $562,516). Each Unit consisted of one Common Share of the Company and one Common Share purchase warrant, each warrant entitles the holder thereof to acquire one Common Share of the Company at an exercise price of CDN $10.50 and expiring April 10, 2023. The warrants were valued at $4,553,700 based on the value determined by the Black-Scholes model and the balance of $3,482,241 was allocated to common shares.
Pursuant to the agency agreement, in addition to the cash commission paid to the Agent, broker warrants were issued to the Agent which entitle the holder to purchase 78,867 Common Shares at a price of CDN $9.00 per share prior to expiry on April 10, 2020.
On May 10, 2018 Titan announced the completion of the over-allotment option granted to Bloom Burton Securities Inc. as agent for its offering at a price of CDN $9.00 per Unit completed on April 10, 2018 was exercised and the Company sold an additional 168,888 Units at the offering price for additional gross proceeds of $1,189,856 ($1,100,238 net of closing costs including cash commission of $76,988). Each Unit consisted of one Common Share of the Company and one Common Share purchase warrant, each warrant entitles the holder thereof to acquire one Common Share of the Company at an exercise price of CDN $10.50 and expiring April 10, 2023. The warrants were valued at $658,387 based on the value determined by the Black-Scholes model and the balance of $531,469 was allocated to common shares.
Pursuant to the agency agreement, in addition to the cash commission paid to the Agent, broker warrants were issued to the Agent which entitle the holder to purchase 10,928 Common Shares at a price of CDN $9.00 per share prior to expiry on April 10, 2020.

b)	Stock Options and Compensation Options
On May 29, 2019, the shareholders of Titan approved an increase of its reserve for options from 10% and set aside up to 15% of the issued and outstanding shares of Titan for granting of options to employees, officers, consultants and advisors. At June 30, 2019, 3,485,498 common shares (December 31, 2018: 1,241,803) were available for issue in accordance with the Company’s stock option plan. The terms of these options are determined by the Board of Directors.
Options are issued to vest immediately or when used as a long-term incentive, are commonly issued over a vesting period of up to seven years. The expense related to options with a vesting period are recorded over the vesting period in accordance with the terms of the options. For the period ended June 30, 2019, $991,408 of stock-compensation expense was recognized (June 30, 2018 – $723,405).
On May 29, 2019, the shareholders approved amendments to the exercise prices of options previously granted to Executive Officers and Other Employees of the Company under the Option Plan. The Exercise price was amended to be US$3.40 (CDN $4.54), being the higher of the March 21, 2019 offering price of US$3.40 and the five-day
volume weighted average price as determined as of the close of business on May 28, 2019.
In accordance with IFRS 2, the options affected by the amendments were revalued just prior to the amendment and just after the amendment based on the values determined by the Black-Scholes model. The incremental value of CDN $622,460 (US $475,622) is to be recognized as stock based compensations with CDN $382,390 (US $292,184) recognized in the period and CDN $240,070 (US$ 183,437) to be amortized and recognized as stock-based compensation over the remaining vesting period in accordance with the vesting schedule of each particular option agreement.
The amended fair value of all affected share-based payment plans was measured based on the Black-Scholes formula. Expected volatility was estimated by considering historic average share price volatility. The weighted average inputs used in the measurement of fair values at the amendment date of the share-based option plan are as follows:

	May 29, 2019 before the amendments	May 29, 2019 after the amendments
Fair Value at grant	CDN $0.01-$1.40	CDN $1.06-$2.10
Share price at grant	CDN $3.47	CDN $3.47
Exercise price	CDN $12.90-$51.60	CDN $4.54
Expected Volatility	98.6%-99.4%	98.6%-99.4%
Expected Option Life	1.0-3.5 years	1.0-3.5 years
Expected dividends	Nil	Nil
Risk free interest rate (based on government bonds)	1.48%-1.57%	1.48%-1.57%

A summary of the status of the Company’s outstanding stock options as of June 30, 2019 and December 31, 2018 and changes during the periods ended on those dates is presented in the following table:
Stock Options – CDN $ denominated

		Six Months ended June 30, 2019		Year ended December 31, 2018
	Number of Stock Options	Weighted average Exercise Price (CDN)	Number of Stock Options	Weighted average Exercise Price (CDN)
Balance Beginning	875,433	$18.20	591,609	$21.30
Granted	10,000	$4.54	322,517	$13.51
Expired/Forfeited	(41,745)	$31.29	(38,693)	$24.90
Balance Ending	843,688	$6.23	875,433	$18.20
Stock Options – US $ denominated

		Six Months ended June 30, 2019		Year ended December 31, 2018
	Number of Stock Options	Weighted average Exercise Price (USD)	Number of Stock Options	Weighted average Exercise Price (USD)
Balance Beginning	50,349	$1.55	—	—
Granted 2	293,000	$3.44	50,349	$1.55
Expired/Forfeited	—	—	—	—
Balance Ending	343,349	$3.17	50,349	$1.55

1.	After giving consideration for 30:1 share consolidation effected June 2018.
2.	Options granted in the period ending June 30, 2019 will vest in accordance with vesting schedules and milestones over a period up to 7 years.

The weighted-average remaining contractual life and weighted-average exercise price of options outstanding and of options exercisable as at June 30, 2019 are as follows:
Canadian Dollar Denominated Options

		Weighted-average
Exercise Price	Number	remaining contractual	Options
(CDN)	Outstanding	life (years)	Exercisable
$3.28	31,498	6.17	31,498
$4.50	18,936	3.78	18,936
$4.54	717,402	4.65	245,831
$4.80	3,040	1.21	3,040
$7.49	5,590	6.02	5,590
$9.00	11,481	6.02	11,481
$9.60	1,105	1.27	1,105
$11.70	6,667	1.44	6,667
$12.00	1,948	1.43	1,948
$30.00	34,777	2.15	23,185
$30.60	2,625	1.48	2,625
$32.40	810	1.58	810
$41.70	658	0.46	658
$45.30	560	1.12	560
$51.60	6,592	0.95	6,592

	843,689	4.52	360,526

US Dollar Denominated Options

		Weighted-average
Exercise Price	Number	remaining contractual	Options
(USD)	Outstanding	life (years)	Exercisable
$1.55	50,349	2.47	50,349
$3.72	40,000	2.63	—
$3.40	253,000	6.84	156,000

	343,349	5.71	206,349

The weighted average exercise price of Canadian dollar denominated options outstanding is CDN $6.23 and CDN $7.69 for options that are exercisable. The weighted average exercise price of US dollar denominated options outstanding is US $3.17 and US $2.95 for options that are exercisable.
Options are granted to Directors, Officers, Employees and Consultants at various times. Options are to be settled by physical delivery of shares. Options and the terms of each issue over the six months ended June 30, 2019 are outlined below.

Grant date/ Recipient	Number of Options 1	Vesting Conditions	Contractual Life of Options
February 14, 2019, options granted to a Consultant	40,000	Options may vest over a 15-month vesting schedule	3 years
May 29, 2019, options granted to a Director	253,000	Options vest over a specified vesting period not exceeding 4 years	7 years
June 28, 2019, options granted to an Employee	10,000	Options vest as to 1/3 of the total number of Options granted, every year from Option Date	7 years

1.
Options granted to a consultant in February 2019 will vest in accordance with a vesting schedule and milestones achieved over a
15-month
period. Accordingly, the Company will recognize expense for these Options as the service is provided and the milestones achieved.

Inputs for Measurement of Grant Date Fair Values
The grant date fair value of all share-based payment plans was measured based on the Black-Scholes formula. Expected volatility was estimated by considering historic average share price volatility. The weighted average inputs used in the measurement of fair values at grant date of the share-based option plan are as follows:

	2019	2018
Fair Value at grant	US $1.76	CDN $5.99
Share price at grant	US $2.84	CDN $10.79
Exercise price	US $3.40	CDN $11.97
Expected Volatility	98.43%	90.12%
Expected Option Life	3.5 years	3 years
Expected dividends	Nil	Nil
Risk free interest rate (based on government bonds)	1.61%	1.90%

c)	Warrants
In addition to the warrants accounted for as a liability in Note 5 above, at June 30, 2019, the Company has issued, outstanding and exercisable, 1,324,626 broker warrants expiring between December 5, 2019 and March 21, 2021 (December 31, 2018 – 786,183 broker warrants expiring between March 16, 2019 and August 10, 2020).